Unaudited Interim Condensed Consolidated Statements of Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares
Income Statement [Abstract]
Research and development expenses	¥ (185,283)	$ (25,642)	¥ (340,775)
Administrative expenses	(56,222)	(7,781)	(71,830)
Other income	10,061	1,392	1,584
Other gains - net	8,168	1,130	9,241
Operating loss	(223,300)	(30,901)	(401,780)
Finance income	11,837	1,638	1,294
Finance cost	(72)	(10)	(58)
Finance income - net	11,765	1,628	1,236
Net loss before income tax	(211,511)	(29,273)	(400,544)
Income tax expense	(449)	(62)	(737)
Net loss	(211,960)	(29,335)	(401,281)
Net loss attributable to :
Owners of the Company	¥ (211,960)	$ (29,335)	¥ (401,281)
Net loss per share
Basic net loss per share | (per share)	¥ (3.9)	$ (0.5)	¥ (7.3)
Diluted net loss per share | (per share)	¥ (3.9)	$ (0.5)	¥ (7.3)